LVIP Mondrian Global Income Fund
Schedule of Investments
March 31, 2024 (unaudited)

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–4.89%
Germany–1.61%
Deutsche Bahn Finance GMBH 1.38% 3/3/34	EUR	6,272,000	$5,753,595
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	1,609,430
			7,363,025
Japan–1.43%
Sumitomo Mitsui Trust Bank Ltd. 0.01% 10/15/27	EUR	6,811,000	6,525,198
			6,525,198
Norway–0.82%
Equinor ASA 1.63% 2/17/35	EUR	4,133,000	3,757,673
			3,757,673
South Africa–0.00%
=‡K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	0
			0
Sweden–1.03%
Svenska Handelsbanken AB 0.05% 9/6/28	EUR	5,031,000	4,731,907
			4,731,907
United States–0.00%
‡Sanchez Energy Corp. 7.75% 6/15/21		150,000	7,500
			7,500
Total Corporate Bonds (Cost $25,306,388)			22,385,303
ΔSOVEREIGN BONDS–51.38%
Australia–4.10%
Australia Government Bonds
0.25% 11/21/25	AUD	1,500,000	923,673
1.25% 5/21/32	AUD	4,400,000	2,341,192
1.75% 6/21/51	AUD	3,000,000	1,145,118
2.75% 6/21/35	AUD	5,000,000	2,886,328
3.00% 3/21/47	AUD	3,600,000	1,886,540
3.25% 4/21/25	AUD	2,200,000	1,423,152
3.25% 4/21/25	AUD	3,250,000	2,102,384
3.25% 6/21/39	AUD	4,500,000	2,625,945
4.75% 4/21/27	AUD	5,100,000	3,433,190
			18,767,522
Austria–1.04%
Austria Government Bonds 6.25% 7/15/27	EUR	4,000,000	4,780,651
			4,780,651
Belgium–2.38%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	830,825
0.40% 6/22/40	EUR	8,250,000	5,810,254
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	4,600,000	4,246,442
			10,887,521
Canada–1.99%
Canada Government Bonds
0.50% 12/1/30	CAD	7,494,000	4,576,178
1.00% 6/1/27	CAD	6,422,000	4,372,915
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada (continued)
Canada Government Bonds (continued)
3.50% 12/1/45	CAD	200,000	$149,812
			9,098,905
China–1.00%
China Government Bonds 2.68% 5/21/30	CNY	32,700,000	4,602,598
			4,602,598
Finland–0.97%
Finland Government Bonds 0.50% 9/15/27	EUR	4,459,000	4,458,882
			4,458,882
France–2.89%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	2,600,000	1,706,848
0.75% 5/25/52	EUR	2,600,000	1,541,005
1.50% 5/25/31	EUR	10,026,297	10,017,676
			13,265,529
Germany–2.80%
Bundesrepublik Deutschland Bundesanleihe
0.25% 2/15/29	EUR	4,649,000	4,551,151
1.25% 8/15/48	EUR	1,650,000	1,391,470
2.50% 7/4/44	EUR	2,722,000	2,942,115
4.00% 1/4/37	EUR	3,100,000	3,924,125
			12,808,861
Italy–4.65%
Italy Buoni Poliennali Del Tesoro
1.45% 5/15/25	EUR	2,400,000	2,534,268
1.80% 3/1/41	EUR	2,950,000	2,332,183
2.00% 2/1/28	EUR	4,300,000	4,455,719
2.45% 9/1/33	EUR	2,500,000	2,463,171
2.95% 9/1/38	EUR	6,800,000	6,572,923
4.75% 9/1/44	EUR	2,500,000	2,945,454
			21,303,718
Japan–4.98%
Japan Government 10 yr Bond 0.10% 3/20/28	JPY	375,000,000	2,459,919
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	1,015,100,000	6,336,429
1.60% 6/20/30	JPY	300,000,000	2,126,060
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	600,000,000	3,040,904
1.70% 9/20/44	JPY	1,200,000,000	8,235,037
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	615,223
			22,813,572
Malaysia–2.94%
Malaysia Government Bonds
3.50% 5/31/27	MYR	40,874,000	8,634,924
3.88% 3/14/25	MYR	9,600,000	2,038,874
3.90% 11/30/26	MYR	6,000,000	1,283,991
3.90% 11/16/27	MYR	1,150,000	246,076
4.18% 7/15/24	MYR	6,000,000	1,271,153
			13,475,018
Mexico–4.10%
Mexican Bonos
7.50% 6/3/27	MXN	75,000,000	4,263,340
7.75% 11/13/42	MXN	95,000,000	4,851,060
LVIP Mondrian Global Income Fund–1

LVIP Mondrian Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Bonos (continued)
8.00% 11/7/47	MXN	135,000,000	$6,997,068
Mexico Bonos
7.75% 5/29/31	MXN	33,000,000	1,823,918
8.50% 11/18/38	MXN	15,100,000	843,782
			18,779,168
Netherlands–1.12%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,519,211
2.75% 1/15/47	EUR	3,300,000	3,615,032
			5,134,243
New Zealand–5.76%
New Zealand Government Bonds
1.75% 5/15/41	NZD	20,000,000	7,639,236
2.00% 5/15/32	NZD	13,000,000	6,452,467
3.00% 4/20/29	NZD	7,000,000	3,924,530
4.50% 4/15/27	NZD	14,000,000	8,381,866
			26,398,099
Norway–1.03%
Kommunalbanken AS 0.05% 10/24/29	EUR	5,068,000	4,706,760
			4,706,760
Republic of Korea–2.07%
Korea Treasury Bonds 3.50% 9/10/28	KRW	12,700,000,000	9,497,929
			9,497,929
United Kingdom–7.56%
United Kingdom Gilt
0.38% 10/22/30	GBP	3,000,000	3,048,846
1.25% 10/22/41	GBP	10,500,000	8,308,038
1.25% 7/31/51	GBP	7,250,000	4,620,131
1.75% 9/7/37	GBP	4,452,000	4,252,528
4.25% 12/7/27	GBP	2,500,000	3,191,713
4.50% 9/7/34	GBP	8,500,000	11,218,823
			34,640,079
Total Sovereign Bonds (Cost $261,053,585)			235,419,055
SUPRANATIONAL BANKS–3.98%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	8,469,929
European Investment Bank 2.15% 1/18/27	JPY	1,400,000,000	9,772,451
Total Supranational Banks (Cost $24,493,792)			18,242,380
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–37.42%
U.S. Treasury Bonds
1.13% 8/15/40	17,000,000	$10,523,398
2.25% 5/15/41	15,000,000	11,082,422
2.50% 2/15/46	11,400,000	8,244,516
2.75% 8/15/42	10,000,000	7,847,266
3.13% 8/15/44	11,500,000	9,418,320
3.63% 8/15/43	8,000,000	7,115,938
3.63% 2/15/53	10,931,100	9,598,872
4.50% 5/15/38	7,300,000	7,528,980
U.S. Treasury Notes
1.13% 2/15/31	9,500,000	7,790,371
1.25% 8/15/31	22,000,000	17,920,547
1.63% 2/15/26	17,251,500	16,313,450
2.00% 8/15/25	17,350,000	16,699,375
2.13% 5/15/25	10,300,000	9,981,746
2.75% 2/28/25	15,900,000	15,572,218
2.75% 2/15/28	13,100,000	12,366,195
4.13% 9/30/27	3,500,000	3,472,793
Total U.S. Treasury Obligations (Cost $188,529,177)		171,476,407

	Number of Shares
COMMON STOCK–0.04%
†Fieldwood Energy, Inc.	900	160,200
=†Holdco Class A	1,232,692	0
=†K2016470219 South Africa Ltd.	5,519	0
Total Common Stock (Cost $106,326)		160,200
MONEY MARKET FUND–1.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	8,024,826	8,024,826
Total Money Market Fund (Cost $8,024,826)		8,024,826

TOTAL INVESTMENTS–99.46% (Cost $507,514,094)	455,708,171
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.54%	2,477,995
NET ASSETS APPLICABLE TO 49,853,991 SHARES OUTSTANDING –100.00%	$458,186,166

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
†Non-income producing.
LVIP Mondrian Global Income Fund–2

LVIP Mondrian Global Income Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(21,531,000)	USD	14,227,685	4/30/24	$184,907	$—
SSB	CAD	(12,351,000)	USD	9,157,178	4/30/24	35,021	—
SSB	CAD	294,000	USD	(218,093)	4/30/24	—	(952)
SSB	CAD	(130,000)	USD	95,833	4/30/24	—	(182)
SSB	CAD	127,000	USD	(93,656)	4/30/24	144	—
SSB	CNY	128,047,000	USD	(17,964,751)	4/30/24	9,280	—
SSB	EUR	(54,929,500)	USD	60,072,859	4/30/24	740,930	—
SSB	EUR	1,171,500	USD	(1,271,379)	4/30/24	—	(5,987)
SSB	EUR	(483,500)	USD	522,158	4/30/24	—	(93)
SSB	GBP	(27,731,000)	USD	35,307,245	4/30/24	300,830	—
SSB	GBP	599,000	USD	(752,868)	4/30/24	3,284	—
SSB	JPY	7,476,448,000	USD	(51,407,488)	4/30/24	—	(1,792,334)
SSB	MXN	(321,436,000)	USD	18,377,586	4/30/24	—	(867,773)
SSB	MXN	7,984,000	USD	(468,990)	4/30/24	9,036	—
SSB	NOK	283,442,500	USD	(27,184,817)	4/30/24	—	(1,056,690)
SSB	NZD	(45,080,000)	USD	27,598,577	4/30/24	664,445	—
SSB	NZD	1,187,000	USD	(727,604)	4/30/24	—	(18,403)
SSB	SEK	47,067,500	USD	(4,530,339)	4/30/24	—	(127,870)
SSB	SEK	(47,067,500)	USD	4,536,005	4/30/24	133,536	—
Total Foreign Currency Exchange Contracts						$2,081,413	$(3,870,284)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
SEK–Swedish Krona
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Mondrian Global Income Fund–3

LVIP Mondrian Global Income Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian Global Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Mondrian Global Income Fund–4

LVIP Mondrian Global Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$22,385,303	$— *	$22,385,303
Sovereign Bonds	—	235,419,055	—	235,419,055
Supranational Banks	—	18,242,380	—	18,242,380
U.S. Treasury Obligations	—	171,476,407	—	171,476,407
Common Stock	—	160,200	— *	160,200
Money Market Fund	8,024,826	—	—	8,024,826
Total Investments	$8,024,826	$447,683,345	$—	$455,708,171
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,081,413	$—	$2,081,413
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,870,284)	$—	$(3,870,284)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Mondrian Global Income Fund–5